Operating leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Leases [Abstract]
Operating lease costs	$ 11,199	$ 13,163
Income from sub-leases	(768)	(336)
Net operating lease costs	$ 10,431	$ 12,827